
PHOENIX HOME LIFE VARIABLE      PHL VARIABLE ACCUMULATION      PHOENIX LIFE AND ANNUITY
  UNIVERSAL LIFE ACCOUNT                  ACCOUNT               VARIABLE UNIVERSAL LIFE
 PHOENIX HOME LIFE VARIABLE    PHL VARIABLE UNIVERSAL LIFE              ACCOUNT
   ACCUMULATION  ACCOUNT                  ACCOUNT

PHOENIX HOME LIFE MUTUAL         PHL VARIABLE INSURANCE        PHOENIX LIFE AND ANNUITY
   INSURANCE COMPANY                      COMPANY                       COMPANY






          SUPPLEMENT DATED FEBRUARY 16, 2001 TO THE PROSPECTUSES DATED
       MAY 1, 2000, MAY 26, 2000, NOVEMBER 20, 2000, JANUARY 26, 2001 AND
                               FEBRUARY 14, 2001

This supplement is provided to inform you that the Phoenix-Federated U.S. Government Bond Series subaccount (the "Subaccount") is no longer available for allocation of contract value under your contract, either by premium payment or transfer of account value, unless you already have account value allocated to the Subaccount as of February 16, 2001. PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR YOUR FUTURE REFERENCE.